As filed with the Securities and Exchange Commission on August 17, 2009

File Nos. 033-155395

811-22250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 4	☒
and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 6	☒

PIMCO ETF Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On (August 19, 2009) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 1, which was filed with the Securities and Exchange Commission on June 2, 2009. This Post-Effective Amendment No. 4 is filed to extend the effective date of Post-Effective Amendment No. 1 to August 19, 2009. This Amendment does not affect the currently effective prospectus and statement of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 17th day of August, 2009.

PIMCO ETF TRUST
(Registrant)

By:
Brent R. Harris**
President

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	August 17, 2009
Brent R. Harris*

	Trustee	August 17, 2009
William J. Popejoy*

	Trustee	August 17, 2009
Vern O. Curtis*

	Trustee	August 17, 2009
E. Philip Cannon*

	Trustee	August 17, 2009
J. Michael Hagan*

	Trustee	August 17, 2009
Richard M. Weil***

	Trustee	August 17, 2009
Ronald C. Parker****

	President	August 17, 2009
Brent R. Harris**	(Principal Executive Officer)

	Treasurer	August 17, 2009
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

*	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
**	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
***	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
****	Pursuant to power of attorney filed herewith.

EXHIBIT LIST

(99)	Power of Attorney